10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2024
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

10.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash investing and financing transactions during the year ended September 30, 2024 were as follows:

•As at September 30, 2024, a total of $328,850 in exploration and evaluation asset costs was included in accounts payable;

•As at September 30, 2024, a total of $50,000 advance for exploration and evaluation costs was included in prepaid expenses;

•As at September 30, 2024, a total of $126,750 in share issue costs was included in due to related parties;

•The Company recorded $39,600 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets; and

•The Company recorded $26,107 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed.

The significant non-cash investing and financing transactions during the year ended September 30, 2023 were as follows:

•As at September 30, 2023, a total of $20,161 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities and a total of $19,447 was included in due to related parties; and

•The Company recorded $12,000 in marketable securities related to shares received as part of consideration for entry into a data purchase agreement with Highlander Silver Corp.

•During the year ended September 30, 2023, the Company sold marketable securities with an original cost of $246,284 for proceeds of $216,232.

The significant non-cash investing and financing transactions during the year ended September 30, 2022 were as follows:

•As at September 30, 2022, a total of $401,957 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•As at September 30, 2022, a total of $20,398 advance for exploration and evaluation costs was included in prepaid expenses;

•As at September 30, 2022, a total of $32,750 in share issue costs was included in due to related parties; and

•The Company recorded $267,500 in marketable securities related to the shares received for Klondike and Stateline properties.